INCOME TAX (Details) In Millions, unless otherwise specified	12 Months Ended								12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Dec. 31, 2010 RUB	Dec. 31, 2012 Other accrued liabilities USD ($)	Dec. 31, 2012 Other accrued liabilities RUB	Dec. 31, 2011 Other accrued liabilities RUB	Dec. 31, 2011 Accounts payable and accrued liabilities RUB	Dec. 31, 2012 Russia USD ($)	Dec. 31, 2012 Russia RUB	Dec. 31, 2011 Russia RUB	Dec. 31, 2010 Russia RUB	Dec. 31, 2012 Other USD ($)	Dec. 31, 2012 Other RUB	Dec. 31, 2011 Other RUB	Dec. 31, 2010 Other RUB	Dec. 31, 2012 Netherlands	Dec. 31, 2011 Netherlands	Dec. 31, 2010 Netherlands	Dec. 31, 2012 Yandex LLC Russia	Dec. 31, 2011 Yandex LLC Russia	Dec. 31, 2010 Yandex LLC Russia
INCOME TAX
Federal and local income tax rate (as a percent)																				20.00%	20.00%	20.00%
Income tax rate (as a percent)																	25.00%	25.00%	25.50%
Dividend withholding tax (as a percent)									5.00%	5.00%
Provision for income taxes
Current provision for income tax									$ (75.1)	(2,281.0)	(1,689.0)	(1,170.0)	$ 0.1	2.0	(25.0)	(14.0)
Deferred income tax (expense)/ benefit									(1.9)	(58.0)	115.0	6.0	(0.5)	(14.0)	54.0	(8.0)
Total provision for income taxes	(77.4)	(2,351.0)	(1,545.0)	(1,186.0)					(77.4)	(2,351.0)	(1,545.0)	(1,186.0)
Components of net income before income taxes
Net income before income taxes	348.1	10,574.0	7,318.0	5,003.0					373.7	11,350.0	7,713.0	5,274.0	(25.6)	(776.0)	(395.0)	(271.0)
Statutory Russian income tax rate reconciled to the company's effective income tax rate
Expected provision at Russian statutory income tax rate									69.6	2,115.0	1,464.0	1,001.0
Effect of:
Tax on dividends									0.4	13.0		94.0
Non-deductible share-based compensation									2.5	75.0	49.0	33.0
Other expenses not deductible for tax purposes									6.0	183.0	49.0	47.0
Difference in foreign tax rates									(1.2)	(39.0)	(15.0)	11.0
Effect of change in tax rate									0.1	4.0	(2.0)	4.0
Other permanent differences												26
Change in valuation allowance												(30)
Provision for income taxes	77.4	2,351.0	1,545.0	1,186.0					77.4	2,351.0	1,545.0	1,186.0
Unrecognized income tax benefits
Accruals for unrecognized income tax benefits	0.8	25.0	97.0	15.0	0.8	25.0	85.0	12.0
Gross amount of increases (decreases) in unrecognized tax benefits resulting from interest and penalties.	(0.4)	(13.0)	15.0	2.0
Benefit (expense) as a result of recording interest and penalties as a part of provision of income tax	(0.4)	(13.0)		2.0
Amount of income tax benefits having a reasonable possibility of successfully being challenged by the tax authorities	0.1	3.0
Reconciliation of the total amounts of unrecognized income tax benefits
Balance at the beginning of the period	3.2	97.0	15.0	13.0	0.8	25.0	85.0	12.0
Increases/(decreases) related to prior years tax positions	(2.4)	(72.0)	89.0	2.0
Increases related to current year tax positions	0.1	2.0
Settlements			(10)
Foreign currency translation adjustment	(0.1)	(2.0)	3.0
Balance at the end of the period	0.8	25.0	97.0	15.0	0.8	25.0	85.0	12.0
Deferred tax asset
Accrued expenses	7.3	222.0	215.0
Net operating loss carryforward	8.9	271.0	27.0
Other	0.3	8.0	58.0
Total deferred tax asset	16.5	501.0	300.0
Deferred tax liability
Property and equipment	(10.7)	(325.0)	(123.0)
Intangible assets	(2.8)	(85.0)	(61.0)
Other	(1.7)	(51.0)	(7.0)
Total deferred tax liability	(15.2)	(461.0)	(191.0)
Net deferred tax asset/(liability)	1.3	40.0	109.0
Net deferred tax asset, current	15.0	456.0	296.0
Net deferred tax asset, non-current	1.2	35.0	2.0
Net deferred tax liability, current	(0.1)	(3.0)
Net deferred tax liability, non-current	$ (14.8)	(448.0)	(189.0)